SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Schedule of interest and income taxes paid

	2021	2020	2019
Income taxes paid (refunds received)	307	377	289
Interest paid	114	124	87
Interest received	10	10	17

Non-cash transactions:

	2021	2020	2019
Financing lease obligations incurred	233	192	203
Operating lease obligations incurred	674	317	3,483

Cash paid for amounts included in the measurement of lease liabilities:

	2021	2020
Operating cash flow used in operating leases	916	941
Operating cash flow used in finance leases	18	18
Financing cash flow used in finance leases	406	321